Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 2 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.69%

Effective immediately, the following replaces the Expense Examples on page 2 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$272	$835	$1,425	$3,022

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$322	$983	$1,669	$3,494

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$371	$1,129	$1,906	$3,941

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 3 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 5 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.70%

Effective immediately, the following replaces the Expense Examples on page 5 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$273	$838	$1,430	$3,032

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$323	$986	$1,674	$3,503

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$372	$1,132	$1,911	$3,950

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 6 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 8 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.17%

Total Annual Fund Operating Expenses	0.97%

Effective immediately, the following replaces the Expense Examples on page 8 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$300	$918	$1,562	$3,290

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$350	$1,065	$1,803	$3,747

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$399	$1,210	$2,037	$4,181

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 9 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.00%

Effective immediately, the following replaces the Expense Examples on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$303	$927	$1,577	$3,318

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$353	$1,074	$1,817	$3,774

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$402	$1,218	$2,051	$4,206

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 12 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

INTERNATIONAL EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 14 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.84%

Effective immediately, the following replaces the Expense Examples on page 14 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$287	$880	$1,499	$3,166

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$337	$1,027	$1,741	$3,631

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$386	$1,172	$1,976	$4,070

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 15 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 17 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.20%
Acquired fund fees and expenses	0.02%

Total Annual Fund Operating Expenses(1)	1.12%

(1)	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the "Financial Highlights" section of this prospectus ("Expense Ratio") because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of investments in other funds.

Effective immediately, the following replaces the Expense Examples on page 17 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$315	$963	$1,635	$3,430

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$364	$1,109	$1,873	$3,880

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$414	$1,252	$2,106	$4,306

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 18 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

CORE FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 20 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.54%

Effective immediately, the following replaces the Expense Examples on page 20 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$257	$791	$1,350	$2,875

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$307	$939	$1,596	$3,355

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$357	$1,085	$1,836	$3,809

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 22 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

HIGH YIELD INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 24 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.93%

Effective immediately, the following replaces the Expense Examples on page 24 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$296	$907	$1,543	$3,252

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$346	$1,053	$1,784	$3,712

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$395	$1,198	$2,018	$4,147

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 25 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 27 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.69%

Effective immediately, the following replaces the Expense Examples on page 27 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$272	$835	$1,425	$3,022

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$322	$983	$1,669	$3,494

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$371	$1,129	$1,906	$3,941

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 29 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

MUNICIPAL BOND INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 31 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.21%

Total Annual Fund Operating Expenses	0.61%

Effective immediately, the following replaces the Expense Examples on page 31 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$264	$811	$1,385	$2,944

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$314	$960	$1,630	$3,420

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$364	$1,106	$1,869	$3,871

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 32 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

MONEY MARKET INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 34 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	0.21%

Effective immediately, the following replaces the Expense Examples on page 34 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$224	$691	$1,185	$2,544

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$274	$841	$1,435	$3,041

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$324	$989	$1,678	$3,512

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 35 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Large Capitalization Growth Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 2 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.69%

Effective immediately, the following replaces the Expense Examples on page 2 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$272	$835	$1,425	$3,022

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$322	$983	$1,669	$3,494

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$371	$1,129	$1,906	$3,941

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 3 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Large Capitalization Growth Investments | Large Capitalization Growth Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
After 1 year	rr_ExpenseExampleYear01	$ 272
After 3 years	rr_ExpenseExampleYear03	835
After 5 years	rr_ExpenseExampleYear05	1,425
After 10 years	rr_ExpenseExampleYear10	3,022
After 1 year	cgcmf_ExpenseExampleYearOne	322
After 3 years	cgcmf_ExpenseExampleYearThree	983
After 5 years	cgcmf_ExpenseExampleYearFive	1,669
After 10 years	cgcmf_ExpenseExampleYearTen	3,494
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	371
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,129
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,906
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	3,941
Large Capitalization Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 5 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.70%

Effective immediately, the following replaces the Expense Examples on page 5 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$273	$838	$1,430	$3,032

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$323	$986	$1,674	$3,503

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$372	$1,132	$1,911	$3,950

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 6 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Large Capitalization Value Equity Investments | Large Capitalization Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
After 1 year	rr_ExpenseExampleYear01	273
After 3 years	rr_ExpenseExampleYear03	838
After 5 years	rr_ExpenseExampleYear05	1,430
After 10 years	rr_ExpenseExampleYear10	3,032
After 1 year	cgcmf_ExpenseExampleYearOne	323
After 3 years	cgcmf_ExpenseExampleYearThree	986
After 5 years	cgcmf_ExpenseExampleYearFive	1,674
After 10 years	cgcmf_ExpenseExampleYearTen	3,503
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	372
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,132
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,911
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	3,950
Small Capitalization Growth Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 8 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.17%

Total Annual Fund Operating Expenses	0.97%

Effective immediately, the following replaces the Expense Examples on page 8 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$300	$918	$1,562	$3,290

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$350	$1,065	$1,803	$3,747

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$399	$1,210	$2,037	$4,181

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 9 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Small Capitalization Growth Investments | Small Capitalization Growth Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
After 1 year	rr_ExpenseExampleYear01	300
After 3 years	rr_ExpenseExampleYear03	918
After 5 years	rr_ExpenseExampleYear05	1,562
After 10 years	rr_ExpenseExampleYear10	3,290
After 1 year	cgcmf_ExpenseExampleYearOne	350
After 3 years	cgcmf_ExpenseExampleYearThree	1,065
After 5 years	cgcmf_ExpenseExampleYearFive	1,803
After 10 years	cgcmf_ExpenseExampleYearTen	3,747
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	399
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,210
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	2,037
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	4,181
Small Capitalization Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.00%

Effective immediately, the following replaces the Expense Examples on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$303	$927	$1,577	$3,318

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$353	$1,074	$1,817	$3,774

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$402	$1,218	$2,051	$4,206

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 12 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Small Capitalization Value Equity Investments | Small Capitalization Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
After 1 year	rr_ExpenseExampleYear01	303
After 3 years	rr_ExpenseExampleYear03	927
After 5 years	rr_ExpenseExampleYear05	1,577
After 10 years	rr_ExpenseExampleYear10	3,318
After 1 year	cgcmf_ExpenseExampleYearOne	353
After 3 years	cgcmf_ExpenseExampleYearThree	1,074
After 5 years	cgcmf_ExpenseExampleYearFive	1,817
After 10 years	cgcmf_ExpenseExampleYearTen	3,774
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	402
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,218
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	2,051
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	4,206
International Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

INTERNATIONAL EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 14 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.84%

Effective immediately, the following replaces the Expense Examples on page 14 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$287	$880	$1,499	$3,166

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$337	$1,027	$1,741	$3,631

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$386	$1,172	$1,976	$4,070

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 15 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
International Equity Investments | International Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
After 1 year	rr_ExpenseExampleYear01	287
After 3 years	rr_ExpenseExampleYear03	880
After 5 years	rr_ExpenseExampleYear05	1,499
After 10 years	rr_ExpenseExampleYear10	3,166
After 1 year	cgcmf_ExpenseExampleYearOne	337
After 3 years	cgcmf_ExpenseExampleYearThree	1,027
After 5 years	cgcmf_ExpenseExampleYearFive	1,741
After 10 years	cgcmf_ExpenseExampleYearTen	3,631
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	386
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,172
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,976
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	4,070
Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 17 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.20%
Acquired fund fees and expenses	0.02%

Total Annual Fund Operating Expenses(1)	1.12%

(1)	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the "Financial Highlights" section of this prospectus ("Expense Ratio") because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of investments in other funds.

Effective immediately, the following replaces the Expense Examples on page 17 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$315	$963	$1,635	$3,430

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$364	$1,109	$1,873	$3,880

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$414	$1,252	$2,106	$4,306

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 18 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the "Financial Highlights" section of this prospectus ("Expense Ratio") because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of investments in other funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Emerging Markets Equity Investments | Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
After 1 year	rr_ExpenseExampleYear01	315
After 3 years	rr_ExpenseExampleYear03	963
After 5 years	rr_ExpenseExampleYear05	1,635
After 10 years	rr_ExpenseExampleYear10	3,430
After 1 year	cgcmf_ExpenseExampleYearOne	364
After 3 years	cgcmf_ExpenseExampleYearThree	1,109
After 5 years	cgcmf_ExpenseExampleYearFive	1,873
After 10 years	cgcmf_ExpenseExampleYearTen	3,880
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	414
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,252
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	2,106
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	4,306
Core Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

CORE FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 20 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.54%

Effective immediately, the following replaces the Expense Examples on page 20 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$257	$791	$1,350	$2,875

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$307	$939	$1,596	$3,355

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$357	$1,085	$1,836	$3,809

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 22 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Core Fixed Income Investments | Core Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
After 1 year	rr_ExpenseExampleYear01	257
After 3 years	rr_ExpenseExampleYear03	791
After 5 years	rr_ExpenseExampleYear05	1,350
After 10 years	rr_ExpenseExampleYear10	2,875
After 1 year	cgcmf_ExpenseExampleYearOne	307
After 3 years	cgcmf_ExpenseExampleYearThree	939
After 5 years	cgcmf_ExpenseExampleYearFive	1,596
After 10 years	cgcmf_ExpenseExampleYearTen	3,355
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	357
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,085
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,836
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	3,809
High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

HIGH YIELD INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 24 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.93%

Effective immediately, the following replaces the Expense Examples on page 24 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$296	$907	$1,543	$3,252

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$346	$1,053	$1,784	$3,712

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$395	$1,198	$2,018	$4,147

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 25 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
High Yield Investments | High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
After 1 year	rr_ExpenseExampleYear01	296
After 3 years	rr_ExpenseExampleYear03	907
After 5 years	rr_ExpenseExampleYear05	1,543
After 10 years	rr_ExpenseExampleYear10	3,252
After 1 year	cgcmf_ExpenseExampleYearOne	346
After 3 years	cgcmf_ExpenseExampleYearThree	1,053
After 5 years	cgcmf_ExpenseExampleYearFive	1,784
After 10 years	cgcmf_ExpenseExampleYearTen	3,712
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	395
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,198
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	2,018
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	4,147
International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 27 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.69%

Effective immediately, the following replaces the Expense Examples on page 27 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$272	$835	$1,425	$3,022

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$322	$983	$1,669	$3,494

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$371	$1,129	$1,906	$3,941

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 29 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
International Fixed Income Investments | International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
After 1 year	rr_ExpenseExampleYear01	272
After 3 years	rr_ExpenseExampleYear03	835
After 5 years	rr_ExpenseExampleYear05	1,425
After 10 years	rr_ExpenseExampleYear10	3,022
After 1 year	cgcmf_ExpenseExampleYearOne	322
After 3 years	cgcmf_ExpenseExampleYearThree	983
After 5 years	cgcmf_ExpenseExampleYearFive	1,669
After 10 years	cgcmf_ExpenseExampleYearTen	3,494
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	371
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,129
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,906
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	3,941
Municipal Bond Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

MUNICIPAL BOND INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 31 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.21%

Total Annual Fund Operating Expenses	0.61%

Effective immediately, the following replaces the Expense Examples on page 31 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$264	$811	$1,385	$2,944

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$314	$960	$1,630	$3,420

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$364	$1,106	$1,869	$3,871

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 32 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Municipal Bond Investments | Municipal Bond Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
After 1 year	rr_ExpenseExampleYear01	264
After 3 years	rr_ExpenseExampleYear03	811
After 5 years	rr_ExpenseExampleYear05	1,385
After 10 years	rr_ExpenseExampleYear10	2,944
After 1 year	cgcmf_ExpenseExampleYearOne	314
After 3 years	cgcmf_ExpenseExampleYearThree	960
After 5 years	cgcmf_ExpenseExampleYearFive	1,630
After 10 years	cgcmf_ExpenseExampleYearTen	3,420
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	364
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	1,106
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,869
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	3,871
Money Market Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS ("TRUST")

SUPPLEMENT DATED FEBRUARY 14, 2014
TO THE PROSPECTUS DATED JANUARY 1, 2014

MONEY MARKET INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 34 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	0.21%

Effective immediately, the following replaces the Expense Examples on page 34 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$224	$691	$1,185	$2,544

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$274	$841	$1,435	$3,041

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$324	$989	$1,678	$3,512

Effective immediately, the following replaces the first paragraph under the "Performance" section on page 35 of the Prospectus:

Performance

The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Select UMA investment advisory program:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionTwo	For Fund investments made through the Portfolio Management investment advisory program:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Money Market Investments | Money Market Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsThree	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
After 1 year	rr_ExpenseExampleYear01	224
After 3 years	rr_ExpenseExampleYear03	691
After 5 years	rr_ExpenseExampleYear05	1,185
After 10 years	rr_ExpenseExampleYear10	2,544
After 1 year	cgcmf_ExpenseExampleYearOne	274
After 3 years	cgcmf_ExpenseExampleYearThree	841
After 5 years	cgcmf_ExpenseExampleYearFive	1,435
After 10 years	cgcmf_ExpenseExampleYearTen	3,041
After 1 year	cgcmf_ExpenseExampleYearOneTableTwo	324
After 3 years	cgcmf_ExpenseExampleYearThreeTableTwo	989
After 5 years	cgcmf_ExpenseExampleYearFiveTableTwo	1,678
After 10 years	cgcmf_ExpenseExampleYearTenTableTwo	$ 3,512

[1]	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the "Financial Highlights" section of this prospectus ("Expense Ratio") because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of investments in other funds.